UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-3189

Name of Fund:  Summit Cash Reserves Fund of
               Financial Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Summit Cash Reserves Fund of Financial Institution Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
     NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Summit Cash Reserves Fund

Schedule of Investments as of February 28, 2005                                            (in Thousands)

                                                  Face             Interest       Maturity
Issue                                            Amount             Rate*           Date            Value
Bank Notes - 7.4%

Bank of America, NA                           $   5,000           2.565+ %       2/22/2006    $     5,000

Permanent Financing Plc                           2,000           2.56+          9/10/2005          2,000

Total Bank Notes (Cost - $7,000)                                                                    7,000


Certificates of Deposit - European - 1.6%

Societe Generale                                  1,500           2.00           3/07/2005          1,500

Total Certificates of Deposit - European (Cost - $1,500)                                            1,500


Certificates of Deposit - Yankee - 12.6%

BNP Paribas, NY                                   2,000           2.06           3/31/2005          1,999

Canadian Imperial Bank of Commerce, NY            5,000           2.64+          3/15/2006          5,000

HBOS Treasury Service Plc, NY                     1,500           2.95          12/30/2005          1,494

HBOS Treasury Services Plc, NY                    1,500           3.05          12/30/2005          1,496

Toronto-Dominion Bank, NY                         2,000           3.03          12/30/2005          1,994

Total Certificates of Deposit - Yankee (Cost - $11,996)                                            11,983


Commercial Paper - 17.6%

Amsterdam Funding Corp.                           1,996           2.534          3/01/2005          1,996
                                                    911           2.53           3/09/2005            910

Falcon Asset Securitization                       3,000           2.60           3/01/2005          3,000

Jupiter Securitization Corp.                      1,811           2.53           3/01/2005          1,811

Park Avenue Receivables Corp.                     1,837           2.52           3/08/2005          1,836

Skandinaviska Enskilda Banken AB                  5,000           2.569+         1/20/2006          5,000

Thunder Bay Funding LLC                           2,176           2.50           3/03/2005          2,176

Total Commercial Paper (Cost - $16,729)                                                            16,729


Funding Agreements - 2.1%

General Electric Capital Assurance Co. (a)        2,000           2.66+         10/03/2005          2,000

Total Funding Agreements (Cost - $2,000)                                                            2,000


Medium-Term Notes - 15.6%

Dorada Finance Inc.                               3,500           2.78+          3/15/2005          3,500

General Electric Capital Corp.                    2,000           2.69+          3/17/2006          2,000

MetLife Funding, Inc.                               425           2.58+          3/06/2006            425

Morgan Stanley                                      500           2.71+          2/27/2006            500
                                                  1,000           2.62+          3/03/2006          1,000

Sigma Finance Inc.                                2,000           2.54+          3/04/2005          2,000
                                                  4,000           2.54+          8/08/2005          4,000

Toyota Motor Credit Corp.                         1,000           2.53+          8/11/2005          1,000

Wells Fargo & Co. (Cayman Island)                   400           2.57+          9/12/2005            400

Total Medium-Term Notes (Cost - $14,825)                                                           14,825


U.S. Government, Agency & Instrumentality
Obligations - Discount - 5.2%

Fannie Mae                                        5,000           1.88           3/02/2005          5,000

Total U.S. Government, Agency & Instrumentality
Obligations - Discount (Cost - $4,999)                                                              5,000


U.S. Government, Agency & Instrumentality
Obligations - Non-Discount - 37.5%

Fannie Mae                                        4,400           2.49+          8/17/2005          4,399
                                                    735           2.06           8/26/2005            732
                                                  1,250           2.11           8/26/2005          1,244
                                                  7,000           2.553+         8/29/2005          6,998
                                                  3,500           2.308+         9/06/2005          3,499
                                                    385           2.32           9/30/2005            383
                                                    450           2.07          10/21/2005            447
                                                    450           2.10          10/21/2005            447
                                                    400           2.375          5/04/2006            395

Federal Farm Credit Banks                           700           2.518+         2/21/2006            700
                                                    500           2.548+         2/20/2008            500

Federal Home Loan Banks                           1,225           1.50           5/13/2005          1,222
                                                  2,000           1.50           8/26/2005          1,985
                                                  1,250           2.125          5/15/2006          1,230
                                                  5,000           2.48+          8/21/2006          4,996
                                                    500           3.25          11/29/2006            496
                                                  1,000           3.45           1/10/2007            995

Freddie Mac                                         500           2.41          11/04/2005            497
                                                  2,300           2.725+        11/07/2005          2,300
                                                    750           2.30          11/17/2005            745
                                                  1,000           2.35          12/09/2005            993
                                                    500           3.00          11/09/2006            493

Total U.S. Government, Agency & Instrumentality
Obligations - Non-Discount (Cost - $35,767)                                                        35,696


U.S. Treasury Notes - 0.2%

U.S. Treasury Notes                                 200           1.50           3/31/2006            196

Total U.S. Treasury Notes (Cost - $199)                                                               196

Total Investments  (Cost - $95,015**)  - 99.8%                                                     94,929
Other Assets Less Liabilities - 0.2%                                                                  160
                                                                                              -----------
Net Assets - 100.0%                                                                           $    95,089
                                                                                              ===========


 *  Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are
    traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at February 28, 2005.

**  The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:



                                                     (in Thousands)

    Aggregate cost                                  $        95,015
                                                    ===============
    Gross unrealized appreciation                   $             1
    Gross unrealized depreciation                              (87)
                                                    ---------------
    Net unrealized depreciation                     $          (86)
                                                    ===============

+   Variable rate notes.

(a) Restricted security as to resale, representing 2.1% of net assets.

                                                     (in Thousands)

    Issue                    Acquisition Date     Cost        Value

    General Electric Capital
    Assurance Co.               9/28/2004        $2,000      $2,000



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Summit Cash Reserves Fund of Financial Institution Series Trust


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Summit Cash Reserves Fund of
       Financial Institution Series Trust


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Summit Cash Reserves Fund of
       Financial Institution Series Trust


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Summit Cash Reserves Fund of
       Financial Institution Series Trust


Date: April 22, 2005